Earnings/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2020
Earnings Per Share [Line Items]
Dilutive effect excluded from computation of earnings per share	171,872	343,744
Non Vested Restricted Stock [Member]
Earnings Per Share [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number			549,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	171,872	343,744	1,117,000	0
Anti-dilutive [Member]
Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	250,000	250,000